HELD FOR SALE	6 Months Ended
Jun. 30, 2019
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
HELD FOR SALE
HELD FOR SALE
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2019 (MILLIONS)	Real Estate	Renewable Power and Other	Total
Assets
Cash and cash equivalents	$2	$40	$42
Accounts receivable and other	5	205	210
Investment properties	2,358	—	2,358
Property, plant and equipment	—	649	649
Equity accounted investments	492	—	492
Other long-term assets	—	232	232
Deferred income tax assets	—	2	2
Assets classified as held for sale	$2,857	$1,128	$3,985
Liabilities
Accounts payable and other	$3	$94	$97
Non-recourse borrowings of managed entities	1,723	379	2,102
Deferred income tax liabilities	—	126	126
Liabilities associated with assets classified as held for sale	$1,726	$599	$2,325

As at June 30, 2019, assets held for sale within the company’s Real Estate segment include a portfolio of triple net lease assets and five multifamily assets in our LP investments, two office assets in the U.S., and our interest in two core office assets in Australia. Within our Renewable Power segment, we are currently holding for sale portfolios of wind and solar assets in South Africa, Thailand and Malaysia. Our Private Equity segment has certain assets and liabilities related to its industrials operation being classified as held for sale.